Term Loan Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Term Loan Outstanding

Additional details relating to the outstanding Term Loan as of December 31, 2018 and 2017 are presented in the following table (in thousands):

Year ended December 31, 2018
Origination Date	Original Loan Amount	Interest Rate**	Current Monthly Payment***	Original Term	Remaining Principal (Face Value)
May 2015	$17,700	8.95%	$100	48 Months	$12,980

Year ended December 31, 2017
Origination Date	Original Loan Amount	Interest Rate**	Current Monthly Payment*	Original Term	Remaining Principal (Face Value)
May 2015	$17,700	8.95%	$100	48 Months	$12,980

* Monthly payment as of December 2017, which reflects interest only

** 3 month LIBOR rate with a floor of 1% plus 7.95%

*** Monthly payment as of December 2018, which reflects interest only

Future Minimum Debt and Lease Payments

As of December 31, 2018, the future contractual principal and final fee payments on all of our debt and capital lease obligations are as follows (as thousands):

Years Ending December 31,
2019	$8,653
2020	6,090
Total	$14,743

Reconciliation of Face Value to Book Value as of December 31, 2018
Total debt and lease obligations, including final payment fee (Face Value)	$14,743
Less: Debt discount	(541)
Total obligation	$14,202